Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	AMERICAN FUNDS INCOME SERIES
Central Index Key	0000770161
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
U.S. Government Securities Fund® | Class A
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Trading Symbol	AMUSX
U.S. Government Securities Fund® | Class R-1
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Trading Symbol	RGVAX
U.S. Government Securities Fund® | Class R-2
Risk/Return:
Trading Symbol	RGVBX
U.S. Government Securities Fund® | Class R-3
Risk/Return:
Trading Symbol	RGVCX
U.S. Government Securities Fund® | Class R-4
Risk/Return:
Trading Symbol	RGVEX
U.S. Government Securities Fund® | Class R-5
Risk/Return:
Trading Symbol	RGVFX
U.S. Government Securities Fund® | Class B
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Trading Symbol	UGSBX
U.S. Government Securities Fund® | Class C
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Trading Symbol	UGSCX
U.S. Government Securities Fund® | Class F-1
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Trading Symbol	UGSFX
U.S. Government Securities Fund® | Class 529-A
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Trading Symbol	CGTAX
U.S. Government Securities Fund® | Class 529-B
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Trading Symbol	CGTBX
U.S. Government Securities Fund® | Class 529-C
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Trading Symbol	CGTCX
U.S. Government Securities Fund® | Class 529-E
Risk/Return:
Trading Symbol	CGTEX
U.S. Government Securities Fund® | Class 529-F-1
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Trading Symbol	CGTFX
U.S. Government Securities Fund® | Class F-2
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Trading Symbol	GVTFX
U.S. Government Securities Fund® | Class R-6
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Trading Symbol	RGVGX
U.S. Government Securities Fund® | Class R-2E
Risk/Return:
Trading Symbol	RGEVX